Prospectus Supplement                                              86682 9/02
dated September 30, 2002 to:
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PUTNAM GROWTH OPPORTUNITIES FUND
Prospectuses dated November 30, 2001

The second paragraph under the heading "Who manages the fund?" is replaced with the following:

Putnam Management's investment professionals are organized into investment management teams, with a particular team dedicated to each specific asset class. The members of the Large-Cap Growth Team are responsible for the day-to-day management of the fund. The names of all team members can be found at www.putnaminvestments.com.

The following team members coordinate the team's management of the fund's portfolio. Their experience as investment professionals over at least the last five years is shown.

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Portfolio leader         Since     Experience
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Brian O'Toole            2002      2002-Present           Putnam Management
                                   Prior to 2002          Citigroup Asset
                                                          Management
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Portfolio members        Since     Experience
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David J. Santos          1999      1986-Present           Putnam Management
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